Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan

NOTE 17 – EMPLOYEE BENEFIT PLAN

     The Company sponsors a Simple IRA Plan for the benefit of all eligible employees. The Bank contributes up to three percent of the employee's compensation. Employer contributions made to the Plan in 2011, 2010, and 2009 amounted to $44,212, $47,207, and $53,458, respectively.